15. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income tax

IN MILLIONS OF USD	2017	2016	2015
Current income taxes	(8.5)	(8.4)	(5.4)
of which corresponding to the current period	(8.5)	(7.3)	(8.1)
of which adjustments recognized in relation to prior years	–	(1.1)	2.7
Deferred income taxes	(34.4)	42.7	1.6
of which related to the origination or reversal of temporary differences	5.8	10.3	1.6
of which adjustments recognized in relation to prior years	–	32.4	–
of which adjustments due to change in tax rates	(40.2)	–	–
Total	(42.9)	34.3	(3.8)

Reconciliation of income tax

IN MILLIONS OF USD	2017	2016	2015

Earnings before income tax (EBT)	32.3	15.5	22.1
Expected tax rate in %	35.2%	36.2%	36.9%
Tax at the expected rate	(11.3)	(5.6)	(8.2)

EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	0.5	(0.2)	(0.7)
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	(40.2)	–	(0.6)
Non-deductible expenses	0.3	(0.5)	2.4
Net change of unrealized tax loss carry-forwards	(2.0)	(4.1)	–
Non recoverable withholding taxes	–	–	(0.2)
Minority interests	11.2	10.1	9.5
Adjustments recognized in relation to prior year	–	31.3	2.7
Other items	(1.4)	3.3	(8.7)
Total	(42.9)	34.3	(3.8)